UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza
         Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $301,452 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     3713    91408 SH       SOLE                    91408        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    16210   103014 SH       SOLE                   103014        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      301     7033 SH       SOLE                     7033        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      342     5997 SH       SOLE                     5997        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     1750    21228 SH       SOLE                    21228        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2346    28897 SH       SOLE                    28897        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1114    13295 SH       SOLE                    13295        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     2184    20292 SH       SOLE                    20292        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     8866    80474 SH       SOLE                    80474        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596    22593   197075 SH       SOLE                   197075        0        0
ISHARES TR                     BARCLYS INTER CR 464288638      519     4674 SH       SOLE                     4674        0        0
ISHARES TR                     US PFD STK IDX   464288687      367     9050 SH       SOLE                     9050        0        0
ISHARES TR                     MSCI VAL IDX     464288877      514    10339 SH       SOLE                    10339        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747     1282    12384 SH       SOLE                    12384        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     9484   347283 SH       SOLE                   347283        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779    53586  1724117 SH       SOLE                  1724117        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    14013   558272 SH       SOLE                   558272        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    13646   197854 SH       SOLE                   197854        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     6291   246207 SH       SOLE                   246207        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     6632   238232 SH       SOLE                   238232        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    11021   337623 SH       SOLE                   337623        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    13412   231112 SH       SOLE                   231112        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     5554   228106 SH       SOLE                   228106        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607      737     9495 SH       SOLE                     9495        0        0
SPDR SERIES TRUST              BARCLYS TIPS ETF 78464A656      420     6951 SH       SOLE                     6951        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      247     3050 SH       SOLE                     3050        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      203     2225 SH       SOLE                     2225        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858      311     7255 SH       SOLE                     7255        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      553    15184 SH       SOLE                    15184        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125      683    16538 SH       SOLE                    16538        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133     2789   132426 SH       SOLE                   132426        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281      872    16899 SH       SOLE                    16899        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    15635   283968 SH       SOLE                   283968        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    28104   443486 SH       SOLE                   443486        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    44734   634081 SH       SOLE                   634081        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     9301   167861 SH       SOLE                   167861        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     1123    21619 SH       SOLE                    21619        0        0